THE BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
--------------------------------------------------
SEMI-ANNUAL REPORT TO SHAREHOLDERS
MARCH 31, 2000
(UNAUDITED)

            BLACKROCK MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III

TOTAL ASSETS (3/31/00):  $54.5 million

PERFORMANCE BENCHMARK:   Salomon Broad Investment Grade Index

INVESTMENT APPROACH:     Seeks to provide a total rate of return before fees and
                         expenses over rolling twelve-month periods that exceeds the total return of the Salomon Broad Investment Grade
                         Index over the same periods by at least 1.60% on an annualized basis.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:

o Treasury yields on the short end of the curve continue to be pressured by three quarter-point increases to the discount rate by the Federal Reserve and uncertainty of future Fed action, while long-term yields decreased in reaction to the Treasury's announcement to repurchase up to $30 billion in securities. The Federal Reserve remains biased toward tighter monetary policy due to concerns about robust demand and higher inflation in the economy. For the period, the yield of the 10-year Treasury rose 0.14% from 5.88% on September 30, 1999 to 6.02% on March 31, 2000.

o The Portfolio maintained an overweight position versus the Index in the commercial mortgage-backed security (CMBS) sector, as the Manager believed this sector offers attractive yields and total return opportunities relative to Treasuries. Strong performance within the sector continues to be driven by a diminished supply and growing demand as ERISA eligible CMBS entered the Lehman Aggregate Index. We anticipate light supply in the sector during the second half of 2000.

o Within the commercial mortgage-backed sector the Manager emphasized high quality liquid names as lower rated commercial mortgage-backed securities offered little incremental return given the relatively flat credit curve.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
      MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III AND THE SALOMON BROAD
           INVESTMENT GRADE INDEX FROM INCEPTION AT EACH QUARTER END.

                               [GRAPHIC OMITTED]
                                                      Salomon Broad Investment
                              Multi Sector III               Grade Index
10/6/94                           $10,000                      $10,000
Dec-94                             10,078                       10,101
Mar-95                             10,608                       10,612
Jun-95                             11,278                       11,263
Sep-95                             11,328                       11,477
Dec-95                             11,806                       11,975
Mar-96                             11,853                       11,766
Jun-96                             11,737                       11,823
Sep-96                             11,991                       12,043
Dec-96                             12,777                       12,407
Mar-97                             12,821                       12,342
Jun-97                             13,082                       12,787
Sep-97                             13,538                       13,212
Dec-97                             13,933                       13,601
Mar-98                             14,186                       13,821
Jun-98                             14,452                       14,141
Sep-98                             14,762                       14,727
Dec-98                             15,041                       14,787
Mar-99                             14,911                       14,719
Jun-99                             15,065                       14,582
Sep-99                             14,851                       14,688
Dec-99                             14,863                       14,663
Mar-00                             15,324                       14,985

                           Performance as of 3/31/00
--------------------------------------------------------------------------------
                    MULTI SECTOR III - AVERAGE ANNUAL RETURN
                1 Yr                      3 Yr                   From Inception
               3.219%                    6.810%                      8.029%
--------------------------------------------------------------------------------

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

THE BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
STATEMENT OF NET ASSETS (UNAUDITED)
MARCH 31, 2000

------------------------------------------------------------------------------------------------------------------
              PAR
RATINGS**    (000)                        DESCRIPTION                    MATURITY                       VALUE
------------------------------------------------------------------------------------------------------------------
                         U.S GOVERNMENT OBLIGATIONS                                           23.2%

                         U.S. TREASURY BONDS,
              $1,300             7.50%    Series 1986                    11/15/16                      $1,472,465
                 950             8.50% #  Series 1990                    2/15/20                        1,198,105

                         U.S. TREASURY NOTES,
               8,560             5.88%    Series 1999                    11/15/04                       8,408,193
               1,600             6.50%    Series 2000                    2/28/02                        1,599,553
                                                                                                      -----------

                         TOTAL U.S. GOVERNMENT OBLIGATIONS
                         (COST $12,557,112)                                                            12,678,316
                                                                                                      -----------

                         COMMERCIAL MORTGAGE - BACKED SECURITIES                              51.7%

                         CHASE COMMERCIAL MORTGAGE SECURITIES CORP.,
   BBB-        1,000             6.60%    Series 1997-2, Class E         12/19/29                         876,510
   AAA           784             7.03%    Series 1999-2, Class A1        10/15/08                         769,713
                         COMM,
   AAA            65             6.46%    Series 1999-1, Class A2        9/15/08                           60,408
                         COMMERCIAL MORTGAGE ACCEPTANCE CORP.,
   BB+         2,000             5.44% ***Series 1998-C2, Class F        5/15/13                        1,283,204
                         COMMERCIAL MORTGAGE ASSET TRUST,
   AAA         1,000             6.59%    Series 1999-C1, Class A2       7/17/08                          942,410
   AAA           976             7.29%    Series 1999-C2, Class A1       12/17/07                         966,466
                         DONALDSON, LUFKIN & JENRETTE COMMERCIAL MORTGAGE CORP.,
   BBB-        1,500             7.06% ***Series 1998-CF2, Class B2      11/12/31                       1,356,690
                         FDIC REAL ESTATE MORTGAGE INSURANCE CORP. TRUST,
   AAA           989             8.45%    Series 1994-C1, Class 2C       9/25/25                          986,291
   BBB           500             7.25%    Series 1996-C1, Class 1D       5/25/26                          476,702
                         FIRST BOSTON MORTGAGE SECURITIES CORP.,
   AAA         2,846             6.75%    Series 1993-M1, Class 1A       9/25/06                        2,817,690
                         GENERAL MOTORS ACCEPTANCE CORP. COMMERCIAL MORTGAGE SECURITIES, INC.,
   BBB-        2,000             7.22%    Series 1997-C1, Class F        11/15/11                       1,779,240
                         JP MORGAN COMMERCIAL MORTGAGE FINANCE CORP.,
   AAA           750             6.61%    Series 1998-C6, Class A3       1/15/30                          708,848
   AAA         1,000             7.45%    Series 1999-C8, Class B        7/15/31                          986,210
                         LEHMAN BROTHERS COMMERCIAL CONDUIT MORTGAGE TRUST,
   BBB         2,000             7.13% ***Series 1995-C2, Class D        5/25/05                        1,913,234
   AAA         1,841             7.47% ***Series 1996-C2, Class A        10/25/26                       1,831,853
   AAA         1,350             6.40%    Series 1998-C1, Class A2       8/18/07                        1,288,670
                         MORGAN STANLEY CAPITAL INVESTMENTS, INC.,
   AAA         2,320             7.27%    Series 1997-HF1, Class A2      1/15/07                        2,282,718
   AAA         2,000             6.52%    Series 1998-HF1, Class A2      1/15/08                        1,880,760
   AAA         2,000             6.48%    Series 1998-HF2, Class A2      11/15/30                       1,865,600
                         PRUDENTIAL SECURITIES SECURED FINANCING CORP.,
   BBB-        1,232             7.29% ***Series 1998-C1, Class E        1/15/13                        1,096,591
                         SOUTHERN PACIFIC THRIFT AND LOAN ASSOCIATION,
    A+         1,000             7.63% ***Series 1996-C1, Class D        4/25/28                        1,004,687
                         STRUCTURED ASSET SECURITIES CORP.,
    A+         1,000             7.38%    Series 1995-C1, Class D        9/25/24                          993,795
                                                                                                      -----------

                         TOTAL COMMERCIAL MORTGAGE - BACKED SECURITIES
                         (COST $28,988,900)                                                           $28,168,290
                                                                                                      -----------

                See accompanying notes to financial statements.

THE BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
STATEMENT OF NET ASSETS (UNAUDITED) (CONTINUED)
MARCH 31, 2000

------------------------------------------------------------------------------------------------------------------
              PAR
RATINGS**    (000)                        DESCRIPTION                    MATURITY                       VALUE
------------------------------------------------------------------------------------------------------------------
                         SHORT - TERM INVESTMENTS                                             24.7%
                         FEDERAL HOME LOAN BANK DISCOUNT NOTES
             $13,500             6.05%                                    4/3/00                      $13,495,463
                                                                                                      -----------
                         (COST $13,495,463)

                         TOTAL INVESTMENTS IN SECURITIES
                         (COST  $55,041,475*)                                                 99.6%    54,342,069

                         OTHER ASSETS IN EXCESS OF LIABILITIES                                 0.4%       200,959
                                                                                             --------------------

                         NET ASSETS (APPLICABLE TO 60,449.41
                           INSTITUTIONAL SHARES OUTSTANDING                                  100.0%      ,543,028
                                                                                             ====================

                         NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
                         ($54,543,028 / 60,449.41)                                                        $902.29
                                                                                                      ===========

           ------------------------------------------------------------------------------------------------------

           *         Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation)
                     on a tax basis is as follows:
                     Gross unrealized appreciation                                                       $270,451
                     Gross unrealized depreciation                                                       (969,857)
                                                                                                      -----------
                                                                                                        ($699,406)
                                                                                                      ===========

           **        Using the higher of Standard & Poor's, Moody's or Fitch's rating.
           ***       Rates shown are the rates as of March 31, 2000.
           #         Principal  amount of  securities  pledged as  collateral of
                     $300,000 on 70 long U.S.  Treasury Bonds futures  contracts and 32 long U.S. Treasury Notes futures contracts  expiring
                     June 2000.  The value of such  contracts  on March 31, 2000 was $13,173,125, thereby resulting in an unrealized gain of
                     $212,783.

                See accompanying notes to financial statements.

THE BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                                    For the Six
                                                                    Months Ended
                                                                      03/31/00
                                                                    -----------
Investment Income:                                                  (Unaudited)

     Interest                                                        $1,973,839
                                                                     ----------

Expenses:
     Investment advisory fee                                             66,463
     Administration fee                                                  61,146
     Custodian fee                                                        9,066
     Transfer agent fee                                                   8,017
     Legal and audit                                                      1,965
     Printing                                                             2,490
     Trustees fees and officer's salary                                     442
     Other                                                                  825
                                                                     ----------
          Total expenses                                                150,414

         Less fees waived                                               (52,050)
                                                                     ----------
             Total expenses                                              98,364
                                                                     ----------
     Net investment income                                            1,875,475
                                                                     ----------
Realized and unrealized gain (loss) on investments:

Realized gain (loss) from:
          Investment transactions                                    (1,357,651)
          Futures contracts                                              48,796
                                                                     ----------
                                                                     (1,308,855)
                                                                     ----------
Change in unrealized appreciation from:
          Investments                                                   924,690
          Futures contracts                                             199,901
                                                                     ----------
                                                                      1,124,591
                                                                     ----------
Net loss on investments                                                (184,264)
                                                                     ----------

Net increase in net assets resulting from operations                 $1,691,211
                                                                     ==========
--------------------------------------------------------------------------------
                  See accompanying notes to finacial statements.

THE BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                               For the Six      For the Year
                                                                                               Months Ended         Ended
Increase (decrease) in net assets:                                                               03/31/00         09/30/99
                                                                                               ------------     ------------
                                                                                               (Unaudited)
Operations:

     Net investment income                                                                      $1,875,475       $3,647,108

     Net realized loss on investments and futures transactions                                  (1,308,855)        (258,705)

     Net unrealized appreciation (depreciation) on investments and
           futures transactions                                                                  1,124,591       (3,061,699)
                                                                                               -----------      -----------

     Net increase in net assets resulting from operations                                        1,691,211          326,704
                                                                                               -----------      -----------

Distributions to shareholders from:
     Net investment income                                                                      (1,875,475)      (3,647,108)
     Net realized gains                                                                             --           (4,419,435)
                                                                                               -----------      -----------
                                                                                                (1,875,475)      (8,066,543)
                                                                                               -----------      -----------

Capital share transactions:
     Proceeds from shares sold                                                                      --            6,000,000
     Net asset value of shares issued in reinvestment
           of dividends                                                                          1,871,979        7,994,700
     Net asset value of shares redeemed                                                             --               --
                                                                                               -----------      -----------
                                                                                                 1,871,979       13,994,700
                                                                                               -----------      -----------


     Total increase in net assets                                                                1,687,715        6,254,861
                                                                                               -----------      -----------


Net Assets:

   Beginning of period                                                                          52,855,313       46,600,452
                                                                                               -----------      -----------

   End of period                                                                               $54,543,028      $52,855,313
                                                                                               ===========      ===========


--------------------------------------------------------------------------------
                  See accompanying notes to finacial statements.

THE BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                               For the Six   For the Year  For the Year   For the Year
                                                                             Months Ended     Ended          Ended          Ended
                                                                               3/31/00       9/30/99        9/30/98        9/30/97
                                                                             ------------   ----------    -----------    -----------
                                                                             (Unaudited)
PER SHARE OPERATING
     PERFORMANCE:


Net asset value, beginning of period                                           $905.73      $1,056.37      $1,056.37      $1,016.08
                                                                               -------      ---------      ---------      ---------


     Net investment income                                                       31.49          66.88          74.41          73.74

     Net realized and unrealized gain (loss) on investments                      (3.44)        (63.20)         15.26          49.82
                                                                               -------      ---------      ---------      ---------

         Net increase from investment operations                                 28.05           3.68          89.67         123.56
                                                                               -------      ---------      ---------      ---------


     Distributions from net investment income                                   (31.49)        (66.88)        (74.41)        (73.74)

     Distributions from net realized capital gains                                  --         (87.44)        (15.26)         (9.53)
                                                                                                         -----------    -----------

          Total dividends and distributions                                     (31.49)       (154.32)        (89.67)        (83.27)
                                                                               -------      ---------      ---------      ---------


     Net asset value, end of period                                            $902.29        $905.73      $1,056.37      $1,056.37
                                                                               =======      =========      =========      =========


TOTAL  RETURN                                                                    3.59%          0.51%          9.06%         12.67%


RATIOS / SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                                       $54,543        $52,855        $46,600       $121,251


Ratio of expenses to average net assets                                          0.37%(b)       0.37%          0.37%          0.37%

Ratio of expenses to average net assets (excluding waivers)                      0.57%(b)       0.57%(b)       0.61%          0.62%


Ratio of net investment income to average net assets                             7.13%(b)       7.00%          7.28%          7.13%

Ratio of net investment income to average net assets (excluding waivers)         6.93%          6.80%          7.04%          6.88%


Portfolio turnover rate                                                            54%            76%            11%            52%




                                                                                                         For the Period
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                              the Period    For the Period    10/6/94(a)
                                                                          4/1/96 through  7/1/95 through     through
                                                                             9/30/96         3/31/96        6/30/95
                                                                            ----------   --------------  -------------

PER SHARE OPERATING
     PERFORMANCE:


Net asset value, beginning of period                                        $1,019.41       $1,068.11       $1,000.00
                                                                            ---------       ---------       ---------


     Net investment income                                                      38.33           61.37           55.81

     Net realized and unrealized gain (loss) on investments                     (3.33)          (9.06)          68.11
                                                                            ---------       ---------       ---------

         Net increase from investment operations                                35.00           52.31          123.92
                                                                            ---------       ---------       ---------


     Distributions from net investment income                                  (38.33)         (61.37)         (55.81)

     Distributions from net realized capital gains                                 --          (39.64)             --
                                                                            ---------     -----------     -----------

          Total dividends and distributions                                    (38.33)        (101.01)         (55.81)
                                                                            ---------       ---------       ---------


     Net asset value, end of period                                         $1,016.08       $1,019.41       $1,068.11
                                                                            =========       =========       =========


TOTAL  RETURN                                                                   3.53%           5.02%          12.78%


RATIOS / SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                                     $121,738        $117,569        $112,810


Ratio of expenses to average net assets                                         0.37%(b)        0.37%(b)        0.37%(b)

Ratio of expenses to average net assets (excluding waivers)                     0.51%(b)        0.37%(b)        0.45%(b)


Ratio of net investment income to average net assets                            7.60%(b)        7.77%(b)        7.54%(b)

Ratio of net investment income to average net assets (excluding waivers)        7.45%(b)        7.76%(b)        7.46%(b)


Portfolio turnover rate                                                           24%            119%            215%

-------------------------------------------------------------------------------------------------------------------------

(a) Commencement of investment operations.
(b) Annualized.

                See accompanying notes to financial statements.

BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

(A)  ORGANIZATION AND ACCOUNTING POLICIES

     BlackRock Funds SM (the "Fund") was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 38 investment portfolios. These financial statements relate to the Fund's Multi-Sector Mortgage Securities Portfolio III (the "Portfolio"). The Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001.

     As of March 31, 2000, 99.93% of the shares of capital stock of the Portfolio are owned by Ameritech Pension/VEBA Fund.

     The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from these estimates.

SECURITIES VALUATION: The Fund values mortgage-backed, asset-backed and other debt securities on the basis of current market quotations provided by dealers or pricing services approved by the Fund's Board of Trustees. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

   Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity from date of purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity from date of purchase exceeded 60 days.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES TRANSACTIONS: The Portfolio invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Portfolio may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Fund accretes premium or amortizes discount on securities purchased using the interest method.

TAXES: No provision is made for federal taxes as it is the Fund's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable the regulated investment companies under subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly. Net realized gains, if any, will be distributed at least annually.

(B)  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc., a wholly-owned subsidiary of BlackRock, Inc., serves as investment advisor for the Portfolio. BlackRock Financial Management, Inc., a wholly-owned subsidiary of BlackRock Advisors, Inc., serves as sub-advisor to the Portfolio. BlackRock, Inc. is an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     For its advisory services, BlackRock Advisors, Inc. is entitled to receive fees, computed daily and paid quarterly, at the annual rate of .25% of the Portfolio's average daily net assets.

     BlackRock Advisors, Inc. may, at its discretion, waive all or any portion of its advisory fee for the Portfolio and may reimburse the Portfolio for certain operating expenses. For the period ended March 31, 2000, advisory fees and waiver for the Portfolio were as follows:

                                          GROSS                            NET
                                        ADVISORY                        ADVISORY
                                           FEE           WAIVER            FEE
                                        --------         ------         --------
Multi-Sector Mortgage
Securities Portfolio III                 $66,463         $44,645         $21,818

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. and BlackRock Advisors, Inc. act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Portfolio, at the following annual rates: .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, the Portfolio is charged an administration fee based on the following percentage of average daily net assets of the Portfolio: .145% of the first $500 million, .135% of the next $500 million and .125% of assets in excess of $1 billion.

     PFPC and BlackRock may, at their discretion, voluntarily waive all or any portion of their administration fees for the Portfolio. For the period ended
March 31,  2000,  administration  fees and  waivers  for the  Portfolio  were as follows:
                                         GROSS                         NET
                                    ADMINISTRATION                ADMINISTRATION
                                          FEE           WAIVER         FEE
                                    --------------      ------    --------------
Multi-Sector Mortgage
Securities Portfolio III                 $61,146        $7,405       $53,741

     In addition, PFPC Trust Co. serves as custodian for the Portfolio. PFPC serves as transfer and dividend disbursing agent.

BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
NOTES TO FINANCIAL STATEMENTS (UNADUITED) (CONTINUED)
--------------------------------------------------------------------------

     BlackRock Advisors, Inc. voluntarily agreed to waive fees and reimburse expenses to the extent necessary to cap the Portfolio's expenses (exclusive of advisory fees) at no more than .12% of its average daily net assets for the period ended March 31, 2000.

(C)  PORTFOLIO SECURITIES

     Purchases and sales of investment securities, other than short-term investments and government securities, for the period ended March 31, 2000 were $10,874,274 and $28,215,234, respectively. Purchases and sales of government securities for the period ended March 31, 2000 were $15,483,240 and $5,204,240, respectively.

(D)  CAPITAL SHARES

Transactions in capital shares were as follows:


                                                     For the Six           For the Year
                                                     Months Ended             Ended
                                                       03/31/00             09/30/99
                                                     ------------          ------------
Shares sold ...................................                --             5,819

Shares issued in reinvestment of dividends ....             2,093             8,424

Shares redeemed ...............................                --                --
                                                      -----------            ------
Net increase ..................................             2,093            14,243
                                                      ===========            ======


(E) AT MARCH 31, 2000, NET ASSETS CONSISTED OF:

Capital paid-in ...............................       $57,064,343

Accumulated net realized loss on investment
    transactions and futures contracts ........        (2,034,867)

Net unrealized depreciation on investment
    transactions and futures contracts ........          (486,448)
                                                      -----------
                                                      $54,543,028
                                                      ===========


(F)  CAPITAL LOSS CARRYOVERS

At September 30, 1999, a capital loss carryover of $46,008, which expires September 30, 2007, was available to offset possible future realized capital gains. At September 30, 1999, the deferred post-October loss for the Portfolio was $720,233.

INVESTMENT ADVISER                    CO-ADMINISTRATOR AND TRANSFER AGENT
BlackRock Advisor, Inc.               PFPC Inc.
New York, New York 10154              Wilmington, Delaware 19809

SUB-ADVISER                           DISTRIBUTOR
BlackRock Financial Management, Inc.  BlackRock Distributors, Inc.
New York, New York 10154              King of Prussia, Pennsylvania 19428

CUSTODIAN                             CO-ADMINISTRATOR
PFPC Trust Co.                        BlackRock Advisor, Inc.
Philadelphia, Pennsylvania 19101      New York, New York 10154

                                      COUNSEL
                                      Simpson, Thatcher & Bartlett New
                                      York, New York 10017
                                      (A partnership which includes professional corporations)

                                      INDEPENDENT ACCOUNTANTS
                                      PricewaterhouseCoopers LLP
                                      Philadelphia, Pennsylvania 19103

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

BlackRock Funds
103 Bellevue Parkway
Wilmington, Delaware 19809


--------------------------------------------------------------------------------
SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

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